Intangible Assets - Summary of Intangible Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	$ 72,727
Amortization expenses	(6,699)		$ (6,699)	$ (6,643)
Impairment losses	0	$ 0	0	(9)
Ending balance	66,283	$ 2,021	72,727
Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	113,209		113,474	112,245
Additions-acquired separately	234		237	1,893
Disposal	(366)		(505)	(665)
Effect of foreign exchange differences	0		0	0
Others	24		3	1
Ending balance	113,101		113,209	113,474
Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(40,482)		(34,287)	(28,300)
Amortization expenses	(6,699)		(6,699)	(6,643)
Disposal	366		505	665
Impairment losses			(336)	(9)
Effect of foreign exchange differences	0		(1)	0
Others	(3)		0	0
Ending balance	(46,818)		(40,482)	(34,287)
Beginning balance, net	72,727		79,187
Ending balance, net	66,283		72,727	79,187
Mobile Broadband Concession [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	71,761
Ending balance	65,371		71,761
Mobile Broadband Concession [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	109,963		109,963	108,338
Additions-acquired separately	0		0	1,625
Disposal	0		0	0
Effect of foreign exchange differences	0		0	0
Others	0		0	0
Ending balance	109,963		109,963	109,963
Mobile Broadband Concession [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(38,202)		(31,813)	(25,518)
Amortization expenses	(6,390)		(6,389)	(6,295)
Disposal	0		0	0
Impairment losses				0
Effect of foreign exchange differences	0		0	0
Others	0		0	0
Ending balance	(44,592)		(38,202)	(31,813)
Beginning balance, net	71,761		78,150
Ending balance, net	65,371		71,761	78,150
Computer software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	579
Ending balance	551		579
Computer software [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	2,533		2,798	3,203
Additions-acquired separately	229		231	257
Disposal	(358)		(499)	(663)
Effect of foreign exchange differences	0		0	0
Others	24		3	1
Ending balance	2,428		2,533	2,798
Computer software [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(1,954)		(2,176)	(2,530)
Amortization expenses	(278)		(276)	(310)
Disposal	358		499	664
Impairment losses				0
Effect of foreign exchange differences	0		(1)	0
Others	(3)		0	0
Ending balance	(1,877)		(1,954)	(2,176)
Beginning balance, net	579		622
Ending balance, net	551		579	622
Goodwill [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	217
Ending balance	217		217
Goodwill [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	291		291	291
Additions-acquired separately	0		0	0
Disposal	0		0	0
Effect of foreign exchange differences	0		0	0
Others	0		0	0
Ending balance	291		291	291
Goodwill [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(74)		(74)	(74)
Amortization expenses	0		0	0
Disposal	0		0	0
Impairment losses				0
Effect of foreign exchange differences	0		0	0
Others	0		0	0
Ending balance	(74)		(74)	(74)
Beginning balance, net	217		217
Ending balance, net	217		217	217
Others [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	170
Ending balance	144		170
Others [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	422		422	413
Additions-acquired separately	5		6	11
Disposal	(8)		(6)	(2)
Effect of foreign exchange differences	0		0	0
Others	0		0	0
Ending balance	419		422	422
Others [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(252)		(224)	(178)
Amortization expenses	(31)		(34)	(38)
Disposal	8		6	1
Impairment losses				(9)
Effect of foreign exchange differences	0		0	0
Others			0	0
Ending balance	(275)		(252)	(224)
Beginning balance, net	170		198
Ending balance, net	$ 144		$ 170	$ 198